Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest and similar income	R$ 128,282,707	R$ 115,225,118	R$ 77,987,308
Interest and similar expenses	(81,398,673)	(67,721,941)	(26,668,842)
Net Interest Income	46,884,034	47,503,177	51,318,466
Equity instrument income	22,179	38,073	90,040
Equity method income (loss)	239,236	199,179	144,184
Fee and commission income	22,454,778	21,237,723	20,388,089
Fee and commission expense	(6,814,813)	(6,361,843)	(5,114,788)
Gains (losses) on financial assets and liabilities (net)	2,729,519	4,153,336	221,782
Financial assets measured at fair value through profit or loss	3,440,830	4,801,086	5,280,479
Financial instruments not measured at fair value through profit or loss	(463,844)	(239,777)	(665,853)
Other	(247,467)	(407,973)	(4,392,844)
Foreign exchange fluctuations (net)	1,065,167	545,890	(2,002,286)
Other operating expense (net)	(715,790)	(841,002)	(1,119,380)
Total Income	65,864,310	66,474,533	63,926,107
Administrative expenses	(19,562,641)	(18,240,113)	(17,316,419)
Personnel expenses	(10,813,926)	(9,896,995)	(9,025,702)
Other administrative expenses	(8,748,715)	(8,343,118)	(8,290,717)
Depreciation and amortization	(2,740,950)	(2,585,502)	(2,433,921)
Permanent assets	(1,841,616)	(1,860,043)	(1,850,780)
Intangible assets	(899,334)	(725,459)	(583,141)
Provisions (net)	(4,424,412)	(1,215,490)	(2,179,417)
Impairment losses on financial assets (net)	(28,008,086)	(24,828,749)	(17,112,734)
Financial assets measured at amortized cost and contingent liabilities	(28,008,086)	(24,828,749)	(17,112,734)
Impairment losses on other assets (net)	(250,173)	(161,434)	(165,799)
Other intangible assets	(19,473)	(31,251)	(30,160)
Other assets	(230,700)	(130,183)	(135,639)
Gains (losses) on disposal of assets not classified as non-current assets held for sale	998,408	22,355	(15,113)
Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations	45,195	109,127	47,625
Operating Income Before Tax	11,921,651	19,574,727	24,750,329
Income taxes	(2,422,839)	(5,235,252)	(9,191,005)
Consolidated Net Income for the Fiscal Year	9,498,812	14,339,475	15,559,324
Profit attributable to the Parent Company	9,449,313	14,287,093	15,528,052
Profit attributable to non-controlling interests	R$ 49,499	R$ 52,382	R$ 31,272